FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                              Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  March 31, 2011

                          Check here if Amendment [ ]:

                       This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                       Name:     Water Asset Management LLC
                       -------------------------------------

                       Address:  509 Madison Avenue, Suite 804
                                 New York, New York  10022
                       ----------------------------------------


                        Form 13F File Number: 028-14357
                        -------------------------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Joseph Kirincich

Title:    Chief Financial Officer

Phone:    212-754-5132


Signature, Place, and Date of Signing

/s/ Joseph Kirincich         New York, NY                  May 14, 2011
---------------------        -------------               ----------------
[Signature]                 [City, State]               [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

                                 Report Summary



Number of Other Included Managers:                None
                                                  ----

Form 13F Information Table Entry Total:            19
                                                   --

Form 13F Information Table Value Total:       $134,502 (thousands)
                                              --------------------

List of Other Included Managers:                 None
                                                 ----

                           FORM 13F INFORMATION TABLE

                           Water Asset Management LLC
                                    FORM 13F
                                 March 31, 2011


                            TITLE OF                VALUE     SHARES/    SH/  PUT/  INVSTMT   OTHER              VOTING AUTH
NAME OF ISSUER                CLASS      CUSIP     (x1000)    PRN AMT    PRN  CALL  DSCRETN   MNGRS     SOLE        SHRD      NONE
AMERICAN STS WTR CO          COM          029899101   16,328      455,329  SH         Sole                455,329
AMERICAN WTR WKS CO INC
   NEW                       COM          030420103    1,202       42,851  SH         Sole                 42,851
AMERON INTL INC.             COM          030710107   13,083      187,462  SH         Sole                187,462
CADIZ INC.                   COM NEW      127537207    6,187      507,522  SH         Sole                507,522
CALIFORNIA WTR SVC GROUP     COM          130788102   12,603      339,075  SH         Sole                339,075
COMPANHIA DE SANEAMENTO      SPONSORED
   BASI                      ADR          20441A102    1,972       33,579  SH         Sole                 33,579
CONSOLIDATED WATER CO INC.   ORD          G23773107    4,056      372,090  SH         Sole                372,090
DUOYUAN GLOBAL WTR INC       SPONSORED
                             ADR          266043108    1,644      272,577  SH         Sole                272,577
ITRON INC.                   COM          465741106   18,809      333,248  SH         Sole                333,248
ITT CORP NEW                 COM          450911102    9,787      162,974  SH         Sole                162,974
MUELLER WTR PRODS INC.       COM SER A    624758108    6,716    1,499,083  SH         Sole              1,499,083
NALCO HOLDING COMPANY        COM          62985Q101   10,214      374,000  SH         Sole                374,000
NORTHWEST PIPE CO            COM          667746101    9,710      423,481  SH         Sole                423,481
PENNICHUCK CORP              COM NEW      708254206    2,339       82,100  SH         Sole                 82,100
POWERSHS DB MULTI SEC        DB AGRICULT
   COMM                      FD           73936B408    1,198       35,000  SH         Sole                 35,000
SJW CORP                     COM          784305104    3,157      136,381  SH         Sole                136,381
SMITH A O                    COM          831865209   10,871      245,166  SH         Sole                245,166
TRI-TECH HOLDING INC.        SHS          G9103F106    2,912      249,934  SH         Sole                249,934
VEOLIA ENVIRONNEMENT         SPONSORED
                             ADR          92334N103    1,714       55,000  SH         Sole                 55,000




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